Net Income Per Common Share (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended								12 Months Ended
		Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Basic
Average common shares outstanding (in shares)										92,992,457		92,908,638		91,838,603
Continuing operations										$ 1,108,746		$ 1,769,488		$ 1,132,703
Discontinued operations												(41,540)
Net income		$ 100,988	$ 354,027	$ 403,604	$ 250,127	$ 853,079	$ 316,606	$ 319,111	$ 239,152	$ 1,108,746	[1],[2],[3]	$ 1,727,948	[1],[2],[3]	$ 1,132,703	[1],[2],[3]
Basic net income per share
Continuing operations (in dollars per share)	[2]									$ 11.92		$ 19.04		$ 12.33
Discontinued operations (in dollars per share)												(0.44)
Net income per common share - basic (in dollars per share)		$ 1.09	$ 3.80	$ 4.34	$ 2.68	$ 9.14	$ 3.40	$ 3.44	$ 2.58	$ 11.92	[2]	$ 18.60	[2]	$ 12.33	[2]
Diluted
Average common shares outstanding (in shares)										92,992,457		92,908,638		91,838,603
Stock options and other contingently issuable shares (in shares)										1,938,586		1,931,157		2,089,921
Non-vested restricted stock grants (in shares)										57,027		87,418		559,562
Average common shares outstanding assuming dilution (in shares)										94,988,070		94,927,213		94,488,086
Diluted net income per share
Continuing operations (in dollars per share)	[2]									$ 11.67		$ 18.64		$ 11.99
Discontinued operations (in dollars per share)												(0.44)
Net income per common share - diluted (in dollars per share)		$ 1.07	$ 3.72	$ 4.25	$ 2.62	$ 8.92	$ 3.33	$ 3.36	$ 2.53	$ 11.67	[2]	$ 18.20	[2]	$ 11.99	[2]
Net Income Per Common Share (Textual) [Abstract]
Anti-dilutive shares (in shares)										28,321		638,795		62,935

[1]	The year ended December 31, 2017 has been adjusted for an inventory accounting change.
[2]	The year ended December 31, 2017 has been adjusted for an inventory accounting change.
[3]	The year ended December 31, 2017 has been adjusted for an inventory accounting change.